UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23341

Name of Fund:    BlackRock Funds IV

BlackRock Impact Bond Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item  1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 56.1%

Aerospace & Defense — 1.0%
Boeing Co., 6.00%, 03/15/19	$40	$40,038
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	35,618
Embraer SA, 5.15%, 06/15/22	40	41,600
Rockwell Collins, Inc., 3.20%, 03/15/24	100	98,045
TransDigm, Inc., 6.38%, 06/15/26	25	24,281

		239,582

Auto Components — 0.3%
Ford Motor Co., 7.40%, 11/01/46	15	15,036
Tenneco, Inc., 5.00%, 07/15/26	25	21,375
Tesla, Inc., 5.30%, 08/15/25(a)	25	22,250

		58,661

Banks — 7.1%
Bank of Montreal, 1.50%, 07/18/19	80	79,656
Bank of Nova Scotia:
1.65%, 06/14/19	125	124,680
4.38%, 01/13/21	50	51,243
Boston Properties LP, 5.63%, 11/15/20	100	103,628
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	50	49,720
Comerica, Inc., 2.13%, 05/23/19	100	99,843
Cooperatieve Rabobank UA, 4.50%, 01/11/21	100	102,858
Credit Suisse AG, New York, 5.40%, 01/14/20	80	81,508
Fifth Third Bancorp, 4.30%, 01/16/24	50	51,433
HSBC Holdings PLC, 5.10%, 04/05/21	100	104,166
HSBC USA, Inc., 3.50%, 06/23/24	100	100,173
ING Groep NV, 3.15%, 03/29/22	200	198,719
KeyCorp, 5.10%, 03/24/21	100	104,021
Royal Bank of Canada, 2.15%, 03/15/19	110	109,988
Santander UK PLC, 2.50%, 03/14/19	80	79,998
Sumitomo Mitsui Financial Group, Inc., 2.06%, 07/14/21	80	78,035
SVB Financial Group, 3.50%, 01/29/25	50	48,509
Toronto-Dominion Bank, 2.50%, 12/14/20	100	99,322
U.S. Bancorp, 2.20%, 04/25/19	80	79,966

		1,747,466

Beverages — 0.5%
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(a)	75	75,648
PepsiCo, Inc., 3.00%, 10/15/27	50	48,697

		124,345

Biotechnology — 0.7%
Amgen, Inc., 4.40%, 05/01/45	25	23,470
Genzyme Corp., 5.00%, 06/15/20	80	82,219
Gilead Sciences, Inc., 4.60%, 09/01/35	35	34,931
Hubbell, Inc., 3.50%, 02/15/28	35	33,077

		173,697

Security	Par (000)	Value

Building Products — 0.4%
Owens Corning, 4.20%, 12/15/22	$100	$100,939

Cable Television Services — 0.1%
Motorola Solutions, Inc., 7.50%, 05/15/25	25	28,546

Capital Markets — 4.7%
Charles Schwab Corp., 3.20%, 03/02/27	75	73,480
Goldman Sachs Group, Inc.:
5.38%, 03/15/20	75	76,759
3.00%, 04/26/22	50	49,639
3.63%, 01/22/23	50	50,458
4.25%, 10/21/25	25	25,115
3.75%, 02/25/26	25	24,701
3.81%, 04/23/29(b)	50	48,605
4.80%, 07/08/44	10	10,152
Invesco Finance PLC, 3.75%, 01/15/26	75	73,967
Jefferies Group LLC:
6.88%, 04/15/21	100	105,919
6.50%, 01/20/43	20	19,688
Morgan Stanley:
5.75%, 01/25/21	100	104,798
4.88%, 11/01/22	50	52,352
5.00%, 11/24/25	50	52,587
3.88%, 01/27/26	75	75,187
4.38%, 01/22/47	15	14,905
Northern Trust Corp., 3.45%, 11/04/20	100	101,213
State Street Corp., 1.95%, 05/19/21	100	97,899
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	99,967

		1,157,391

Chemicals — 0.6%
Albemarle Corp., 4.15%, 12/01/24	50	50,736
Methanex Corp., 4.25%, 12/01/24	50	48,163
Sherwin-Williams Co., 3.30%, 02/01/25	50	48,241

		147,140

Commercial Services & Supplies — 0.1%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	25	24,250

Communications Equipment — 0.1%
Juniper Networks, Inc., 4.35%, 06/15/25	25	24,938

Consumer Finance — 2.1%
American Express Co., 3.63%, 12/05/24	25	25,283
Automatic Data Processing, Inc., 2.25%, 09/15/20	80	79,499
Capital One Financial Corp.:
2.45%, 04/24/19	80	79,959
3.80%, 01/31/28	45	43,162

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Discover Financial Services:
5.20%, 04/27/22	$50	$52,332
3.75%, 03/04/25	25	24,392
IHS Markit Ltd., 4.75%, 02/15/25(a)	25	25,518
S&P Global, Inc., 2.95%, 01/22/27	100	94,983
Synchrony Financial, 4.25%, 08/15/24	50	49,036
Visa, Inc., 3.65%, 09/15/47	50	47,507

		521,671

Containers & Packaging — 0.4%
Ball Corp., 5.25%, 07/01/25	25	26,250
International Paper Co., 3.80%, 01/15/26	50	49,862
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)	25	25,563

		101,675

Diversified Financial Services — 5.6%
American Express Credit Corp., 2.70%, 03/03/22	100	99,427
Bank of America Corp.:
3.00%, 12/20/23(b)	54	53,293
4.45%, 03/03/26	50	50,931
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(c)	100	97,879
Brookfield Finance, Inc., 4.70%, 09/20/47	20	18,270
Citigroup, Inc.:
2.70%, 03/30/21	75	74,604
3.70%, 01/12/26	50	49,892
4.45%, 09/29/27	75	75,300
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(c)	50	49,813
Daimler Finance North America LLC, 8.50%, 01/18/31	15	20,457
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	200	197,368
General Motors Financial Co., Inc.:
3.50%, 07/10/19	50	50,094
3.20%, 07/06/21	100	98,957
5.25%, 03/01/26	50	50,708
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	99,641
JPMorgan Chase & Co.:
6.30%, 04/23/19	40	40,191
4.25%, 10/15/20	80	81,481
3.88%, 09/10/24	70	70,844
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(c)	100	98,277

		1,377,427

Security	Par (000)	Value

Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
3.00%, 06/30/22	$100	$99,213
4.13%, 02/17/26	50	50,048
Verizon Communications, Inc.:
3.38%, 02/15/25	53	53,036
4.33%, 09/21/28	51	52,808
5.01%, 08/21/54	25	25,645

		280,750

Electric Utilities — 2.2%
Ameren Corp., 2.70%, 11/15/20	100	99,084
Avangrid, Inc., 3.15%, 12/01/24	50	48,556
Black Hills Corp., 4.25%, 11/30/23	20	20,427
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21	100	97,396
Commonwealth Edison Co., 3.40%, 09/01/21	50	50,387
Consolidated Edison, Inc., 2.00%, 05/15/21	125	122,151
Florida Power & Light Co., 4.13%, 06/01/48	20	20,426
NV Energy, Inc., 6.25%, 11/15/20	80	84,112

		542,539

Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	40,945

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp., 2.80%, 06/01/20	50	49,802
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	15,146
Camden Property Trust, 2.95%, 12/15/22	20	19,781
Crown Castle International Corp.:
3.40%, 02/15/21	80	80,208
5.25%, 01/15/23	50	52,815
Hospitality Properties Trust:
4.25%, 02/15/21	100	100,041
5.00%, 08/15/22	50	50,978
Kilroy Realty LP, 3.80%, 01/15/23	20	20,058
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	25	25,344
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	50	49,063
Regency Centers Corp., 3.75%, 11/15/22	100	100,557
Welltower, Inc., 4.13%, 04/01/19	80	80,029

		643,822

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing — 0.8%
Costco Wholesale Corp., 1.70%, 12/15/19	$80	$79,377
Sysco Corp.:
1.90%, 04/01/19	75	74,952
2.60%, 06/12/22	50	48,763

		203,092

Food Products — 2.1%
Conagra Brands, Inc., 4.60%, 11/01/25	50	50,793
Hershey Co., 4.13%, 12/01/20	75	76,772
Kellogg Co., 3.25%, 04/01/26	50	47,618
Kraft Heinz Foods Co.:
5.38%, 02/10/20	50	50,994
3.50%, 06/06/22	100	99,641
Post Holdings, Inc., 5.00%, 08/15/26(a)	25	24,031
Tyson Foods, Inc., 4.50%, 06/15/22	50	51,772
Unilever Capital Corp., 2.20%, 03/06/19	100	99,998

		501,619

Forest Products — 0.3%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	80	79,895

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc., 3.50%, 08/15/46	25	20,662
Becton Dickinson & Co., 2.68%, 12/15/19	66	65,745
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 02/15/21(a)	25	25,531
Medtronic, Inc., 4.63%, 03/15/45	25	27,387

		139,325

Health Care Providers & Services — 0.3%
HCA, Inc.:
5.25%, 06/15/26	25	26,367
5.50%, 06/15/47	25	25,972
UnitedHealth Group, Inc., 4.45%, 12/15/48	25	26,075

		78,414

Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 01/15/27	25	23,938
Toll Brothers Finance Corp., 4.88%, 03/15/27	25	24,500

		48,438

Industrial Conglomerates — 0.7%
General Electric Co.:
2.10%, 12/11/19	100	99,212
3.45%, 05/15/24	75	73,650

		172,862

Security	Par (000)	Value

Insurance — 1.5%
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	$80	$79,981
Markel Corp., 4.90%, 07/01/22	70	72,569
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	49,973
3.50%, 03/10/25	50	49,562
4.20%, 03/01/48	10	9,524
MetLife, Inc., Series D, 4.37%, 09/15/23	70	73,843
Travelers Cos., Inc., 3.75%, 05/15/46	25	23,520

		358,972

Interactive Media & Services — 0.9%
Alphabet, Inc.:
3.63%, 05/19/21	75	76,759
2.00%, 08/15/26	75	69,484
Expedia Group, Inc., 5.00%, 02/15/26	50	51,743
VeriSign, Inc., 5.25%, 04/01/25	25	25,883

		223,869

IT Services — 0.6%
DXC Technology Co.:
2.88%, 03/27/20	100	99,606
4.25%, 04/15/24	50	49,990

		149,596

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	80	82,264

Machinery — 0.3%
Illinois Tool Works, Inc., 6.25%, 04/01/19	80	80,208

Media — 2.7%
Bell Canada, Inc., 4.46%, 04/01/48	20	19,992
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	80	80,366
4.46%, 07/23/22	100	102,564
4.91%, 07/23/25	50	51,824
6.48%, 10/23/45	25	26,887
DISH DBS Corp., 7.75%, 07/01/26	25	21,625
Fox Corp., 5.58%, 01/25/49(a)	35	36,902
Omnicom Group, Inc./Omnicom Capital, Inc., 4.45%, 08/15/20	100	101,846
Thomson Reuters Corp.:
4.30%, 11/23/23	100	101,850
5.85%, 04/15/40	15	16,212
Warner Media LLC, 4.00%, 01/15/22	100	101,977

		662,045

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining — 0.7%
Allegheny Technologies, Inc., 7.88%, 08/15/23	$25	$27,383
Goldcorp, Inc., 3.63%, 06/09/21	80	80,189
Vale Overseas Ltd.:
4.38%, 01/11/22	48	48,168
6.88%, 11/10/39	20	21,925

		177,665

Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	25	25,781

Office Supplies & Equipment — 0.5%
VMware, Inc.:
2.95%, 08/21/22	50	48,976
3.90%, 08/21/27	75	70,010

		118,986

Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets PLC, 3.56%, 11/01/21	70	70,977
Buckeye Partners LP, 4.88%, 02/01/21	80	81,403
Canadian Natural Resources Ltd., 3.90%, 02/01/25	40	40,137
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	25	25,500
Chevron Corp.:
1.56%, 05/16/19	80	79,841
3.19%, 06/24/23	70	70,708
Enbridge, Inc., 4.00%, 10/01/23	40	40,714
Energy Transfer Operating LP, 4.75%, 01/15/26	50	50,969
Enterprise Products Operating LLC, 4.80%, 02/01/49	15	15,247
Occidental Petroleum Corp., 3.40%, 04/15/26	25	25,037
ONEOK Partners LP, 3.38%, 10/01/22	70	70,065
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	100	103,423
6.25%, 03/15/22	100	106,969
Shell International Finance BV, 1.38%, 05/10/19	80	79,823
Valero Energy Corp., 4.90%, 03/15/45	25	25,452

		886,265

Personal Products — 0.7%
Procter & Gamble Co., 1.90%, 11/01/19	80	79,600
Unilever Capital Corp., 2.90%, 05/05/27	100	96,133

		175,733

Security	Par (000)	Value

Pharmaceuticals — 2.0%
Abbott Laboratories, 3.88%, 09/15/25	$70	$72,009
AbbVie, Inc., 4.25%, 11/14/28	50	49,492
AstraZeneca PLC, 3.38%, 11/16/25	50	49,162
Johnson & Johnson:
1.13%, 03/01/19	80	80,000
3.55%, 05/15/21	80	81,323
Wyeth LLC, 6.45%, 02/01/24	70	80,849
Zoetis, Inc., 3.25%, 02/01/23	70	69,581

		482,416

Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	25,538

Real Estate — 0.3%
Prologis LP, 3.75%, 11/01/25	75	76,900

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	80,861

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	25	22,146
NVIDIA Corp.:
2.20%, 09/16/21	150	147,419
3.20%, 09/16/26	100	97,477
Texas Instruments, Inc., 1.85%, 05/15/22	100	96,860
Xilinx, Inc., 3.00%, 03/15/21	100	99,363

		463,265

Software — 0.8%
Autodesk, Inc.:
4.38%, 06/15/25	25	25,384
3.50%, 06/15/27	75	70,700
Electronic Arts, Inc., 3.70%, 03/01/21	100	101,360

		197,444

Specialty Retail — 1.1%
Best Buy Co., Inc., 5.50%, 03/15/21	80	83,168
Home Depot, Inc., 2.00%, 06/15/19	80	79,834
QVC, Inc.:
5.13%, 07/02/22	50	52,089
4.45%, 02/15/25	25	24,335
Tapestry, Inc., 4.25%, 04/01/25	40	38,830

		278,256

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.:
2.85%, 02/23/23	50	50,011
3.00%, 06/20/27	35	34,027

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.(a):
3.48%, 06/01/19	$100	$99,960
5.45%, 06/15/23	25	26,279
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	100	100,533
4.40%, 10/15/22	50	51,643

		362,453

Wireless Telecommunication Services — 1.3%
American Tower Corp.:
2.25%, 01/15/22	50	48,330
4.00%, 06/01/25	100	100,976
Crown Castle International Corp., 5.20%, 02/15/49	25	24,929
SBA Communications Corp., 4.88%, 07/15/22	25	25,313
Sprint Corp., 7.63%, 02/15/25	25	26,187
T-Mobile USA, Inc., 6.00%, 04/15/24	25	25,969
Weyerhaeuser Co., 4.63%, 09/15/23	50	51,526

		303,230

Total Corporate Bonds — 56.1% (Cost — $14,039,132)		13,771,176

U.S. Government Sponsored Agency Securities — 33.8%

Mortgage-Backed Securities — 33.8%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/01/35 - 03/01/49(d)	234	230,504
3.50%, 10/01/46 - 03/01/49(d)	684	684,514
4.00%, 05/01/33 - 03/01/49(d)	2,087	2,133,483
4.50%, 02/01/48	379	396,431
5.00%, 06/01/39 - 03/01/49(d)	703	751,943
5.50%, 09/01/41 - 01/01/47	163	177,715
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 03/01/49(d)	85	83,663
3.50%, 03/01/47	686	688,039
4.00%, 02/01/47 - 03/01/49(d)	465	475,313
4.50%, 03/01/49(d)	300	310,797
5.00%, 04/01/48 - 03/01/49(d)	160	168,008

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 - 03/01/49(d)	$148	$146,282
3.50%, 12/20/45 - 04/20/48	810	819,385
4.00%, 03/20/46 - 03/01/49(d)	464	477,055
4.50%, 04/20/48 - 08/20/48	541	560,172
5.00%, 05/20/48	192	200,223

Total U.S. Government Sponsored Agency Securities — 33.8% (Cost — $8,396,500)		8,303,527

U.S. Treasury Obligations — 5.9%
U.S. Treasury Bonds:
6.00%, 02/15/26	100	121,383
3.63%, 02/15/44	600	657,211
3.38%, 11/15/48	625	660,644

Total U.S. Treasury Obligations — 5.9% (Cost — $1,463,587)		1,439,238

Total Long-Term Investments — 95.8% (Cost — $23,899,219)		23,513,941

	Shares

Short-Term Securities — 9.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(e)(f)	2,285,793	2,285,793

Total Short-Term Securities — 9.3% (Cost — $2,285,793)		2,285,793

Total Investments Before TBA Sale Commitments — 105.1% (Cost — $26,185,012)		25,799,734

	Par (000)

TBA Sale Commitments — (0.2%)

Mortgage-Backed Securities — (0.2%)
Fannie Mea Mortgage-Backed Securities 3.00%, 03/01/49	$43	(42,021)

Total TBA Sale Commitments — (0.2)% (Proceeds — $42,071)		(42,021)

Total Investments, Net of TBA Sale Commitments — (104.9%) (Cost — $26,142,941)		25,757,713

Liabilities in Excess of Other Assets — (4.9)%		(1,207,820)

Net Assets — 100.0%		$24,549,893

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	611,967	1,673,826	2,285,793	$2,285,793	$25,426	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
S&P	S&P Global Ratings

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro OAT	1	03/07/19	$174	$101
10-Year Australian Treasury Bond	6	03/15/19	576	11,220
10-Year U.S. Treasury Note	14	06/19/19	1,708	(4,179)
10-Year U.S. Ultra Long Treasury Note	4	06/19/19	518	(1,048)
Long U.S. Treasury Bond	3	06/19/19	433	(1,211)
Ultra Long U.S. Treasury Bond	3	06/19/19	479	(8,677)
Long Gilt Future	2	06/26/19	334	(3,848)
5-Year U.S. Treasury Note	32	06/28/19	3,666	(369)

				(8,011)

Short Contracts:
Euro Bund	6	03/07/19	1,129	2,941
10-Year Canada Bond Future	9	06/19/19	928	4,020
2-Year U.S. Treasury Note	2	06/28/19	424	(49)

				6,912

				$(1,099)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,279	HKD	10,000	Barclays Bank PLC	03/20/19	$4
USD	1,276	HKD	10,000	Citibank N.A.	03/20/19	1
USD	1,279	HKD	10,000	JPMorgan Chase Bank N.A.	03/20/19	4

						9

USD	7,456	CAD	10,000	JPMorgan Chase Bank N.A.	03/20/19	(146)
USD	7,474	CAD	10,000	JPMorgan Chase Bank N.A.	03/20/19	(129)
USD	7,318	SGD	10,000	JPMorgan Chase Bank N.A.	03/20/19	(80)

						(355)

						$(346)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B	USD	155	$11,210	$7,987	$3,223
Markit iTraxx XO, Series 30, Version 1	5.00%	Quarterly	12/20/23	B	EUR	93	11,389	9,123	2,266

							$22,599	$17,110	$5,489

(a)	Using S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
2.53%	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/21	USD	2,455	$3,407	$42	$3,365
2.61	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/21	USD	1,840	(16)	2,571	(2,587)
2.67	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/21	USD	1,850	(2,285)	32	(2,317)
2.72	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/21	USD	1,180	(2,535)	(1,774)	(761)
6-Month EURIBOR, (0.23)%	Semi-annual	(0.14)	Annual	03/07/19	03/07/21	EUR	2,093	(156)	33	(189)
2.66	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/21	USD	1,340	(1,428)	(264)	(1,164)
6-Month EURIBOR, (0.23)%	Semi-annual	(0.15)	Annual	03/07/19	03/07/21	EUR	3,733	(822)	442	(1,264)
1.04	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/21	GBP	940	1,870	312	1,558
3.06	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	495	(11,599)	(122)	(11,477)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.26	Semi-annual	03/07/19	03/07/24	GBP	395	(1,328)	(644)	(684)
2.88	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	5,850	(86,071)	(112)	(85,959)
2.88	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	720	(10,604)	(6,996)	(3,608)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.36	Semi-annual	03/07/19	03/07/24	GBP	380	1,257	3,588	(2,331)
0.27	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	420	(2,435)	(3,102)	667
0.24	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	636	(2,525)	(3,676)	1,151
6-Month GBP LIBOR, 0.99%	Semi-annual	1.32	Semi-annual	03/07/19	03/07/24	GBP	1,140	800	4,769	(3,969)
3-Month LIBOR, 2.62%	Quarterly	2.47	Semi-annual	03/07/19	03/07/24	USD	1,005	(4,356)	21	(4,377)
0.19	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	515	(573)	(743)	170
3-Month LIBOR, 2.62%	Quarterly	2.55	Semi-annual	03/07/19	03/07/24	USD	760	(508)	(2,432)	1,924
2.87	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	500	(7,138)	(5,838)	(1,300)
0.23	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	500	(1,729)	(1,150)	(579)
0.24	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	417	(1,597)	(547)	(1,050)
3-Month LIBOR, 2.62%	Quarterly	2.60	Semi-annual	03/07/19	03/07/24	USD	770	1,341	16	1,325

8

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.32%	Semi-annual	03/07/19	03/07/24	GBP	720	$628	$1,697	$(1,069)
0.22	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	415	(1,132)	334	(1,466)
0.23	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	440	(1,654)	(379)	(1,275)
0.21	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	410	(978)	(662)	(316)
0.20	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	430	(685)	114	(799)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.31	Semi-annual	03/07/19	03/07/24	GBP	320	15	326	(311)
0.18	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	380	(173)	(266)	93
1.29	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/24	GBP	363	355	(1,877)	2,232
3-Month LIBOR, 2.62%	Quarterly	2.66	Semi-annual	03/07/19	03/07/24	USD	500	2,243	1,489	754
2.68	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	830	(4,434)	(3,108)	(1,326)
2.62	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	250	(639)	(232)	(407)
1.28	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/24	GBP	720	1,072	(3,356)	4,428
0.18	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	420	(224)	30	(254)
0.18	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	415	(216)	30	(246)
0.17	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	840	(116)	(242)	126
3-Month LIBOR, 2.62%	Quarterly	2.61	Semi-annual	03/07/19	03/07/24	USD	550	1,153	574	579
3-Month LIBOR, 2.62%	Quarterly	2.59	Semi-annual	03/07/19	03/07/24	USD	540	819	251	568
0.13	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	310	652	(142)	794
3-Month LIBOR, 2.62%	Quarterly	2.53	Semi-annual	03/07/19	03/07/24	USD	460	(671)	(518)	(153)
6-Month EURIBOR, (0.23)%	Semi-annual	0.12	Annual	03/07/19	03/07/24	EUR	400	(1,064)	(227)	(837)
3-Month LIBOR, 2.62%	Quarterly	2.56	Semi-annual	03/07/19	03/07/24	USD	1,040	(262)	(2,080)	1,818
3-Month LIBOR, 2.62%	Quarterly	2.58	Semi-annual	03/07/19	03/07/24	USD	1,010	794	(1,366)	2,160
0.14	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/24	EUR	1,723	2,891	259	2,632

9

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
1.19%	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/24	GBP	340	$2,540	$(261)	$2,801
3-Month LIBOR, 2.62%	Quarterly	2.58	Semi-annual	03/07/19	03/07/24	USD	505	410	976	(566)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.20	Semi-annual	03/07/19	03/07/24	GBP	380	(2,757)	5	(2,762)
6-Month EURIBOR, (0.23)%	Semi-annual	0.14	Annual	03/07/19	03/07/24	EUR	430	(755)	392	(1,147)
1.23	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/24	GBP	400	1,875	(753)	2,628
6-Month EURIBOR, (0.23)%	Semi-annual	0.14	Annual	03/07/19	03/07/24	EUR	430	(754)	107	(861)
3.06	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/24	USD	470	(10,934)	295	(11,229)
MXN 28D TIIE, 8.54%	Monthly	8.19	Monthly	03/20/19	03/13/24	MXN	1,480	409	1	408
MXN 28D TIIE, 8.54%	Monthly	8.09	Monthly	03/20/19	03/13/24	MXN	1,470	90	1	89
MXN 28D TIIE, 8.54%	Monthly	8.11	Monthly	03/20/19	03/13/24	MXN	980	100	1	99
MXN 28D TIIE, 8.54%	Monthly	9.00	Monthly	03/20/19	03/13/24	MXN	1,740	3,515	2	3,513
MXN 28D TIIE, 8.54%	Monthly	8.51	Monthly	03/20/19	03/13/24	MXN	660	630	1	629
MXN 28D TIIE, 8.54%	Monthly	8.60	Monthly	03/20/19	03/13/24	MXN	2,150	2,481	2	2,479
0.17	Semi-annual	6-Month JPY LIBOR, 0.01%	Semi-annual	03/20/19	03/20/24	JPY	4,000	(320)	1	(321)
0.70	Annual	3-Month STIBOR, (0.07%)	Quarterly	03/20/19	03/20/24	SEK	720	(830)	(88)	(742)
2.95	Quarterly	3-Month HIBOR, 1.57%	Quarterly	03/20/19	03/20/24	HKD	460	(1,994)	1	(1,995)
2.42	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	84	(1,036)	1	(1,037)
2.43	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	6	(76)	—	(76)
2.49	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	12	(168)	—	(168)
2.51	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	58	(901)	1	(902)
6-Month BBR	Semi-annual	2.42	Semi-annual	03/20/19	03/20/24	AUD	70	875	1	874
2.10	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	100	(82)	1	(83)
1.96	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	73	287	1	286
2.00	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	37	100	1	99
2.39	Quarterly	3-Month HIBOR, 1.57%	Quarterly	03/20/19	03/20/24	HKD	600	(553)	1	(554)
1.97	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	80	300	1	299
1.35	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/20/19	03/20/24	GBP	50	(117)	1	(118)
1.23	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/20/19	03/20/24	GBP	60	315	2	313
3-Month CAD BA	Semi-annual	2.18	Semi-annual	03/20/19	03/20/24	CAD	10	(16)	—	(16)
2.16	Quarterly	3-Month HIBOR, 1.57%	Quarterly	03/20/19	03/20/24	HKD	360	163	1	162
1.91	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	100	559	1	558
3-Month LIBOR, 2.62%	Quarterly	2.67	Semi-annual	03/20/19	03/20/24	USD	100	521	2	519
3-Month LIBOR, 2.62%	Quarterly	2.68	Semi-annual	03/20/19	03/20/24	USD	40	225	1	224

10

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
2.38%	Quarterly	3-Month HIBOR, 1.57%	Quarterly	03/20/19	03/20/24	HKD	310	$(280)	$1	$(281)
0.53	Annual	3-Month STIBOR,(0.07%)	Quarterly	03/20/19	03/20/24	SEK	280	(64)	4	(68)
3-Month CAD BA	Semi-annual	2.36	Semi-annual	03/20/19	03/20/24	CAD	90	443	1	442
3-Month LIBOR, 2.62%	Quarterly	2.57	Semi-annual	03/20/19	03/20/24	USD	80	46	2	44
3-Month CAD BA	Semi-annual	2.24	Semi-annual	03/20/19	03/20/24	CAD	50	20	1	19
3-Month LIBOR, 2.62%	Quarterly	2.59	Semi-annual	03/20/19	03/20/24	USD	130	144	3	141
3-Month CAD BA	Semi-annual	2.23	Semi-annual	03/20/19	03/20/24	CAD	90	(3)	1	(4)
0.46	Annual	3-Month STIBOR,(0.07%)	Quarterly	03/20/19	03/20/24	SEK	390	46	1	45
3-Month CAD BA	Semi-annual	2.24	Semi-annual	03/20/19	03/20/24	CAD	60	29	5	24
2.03	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	70	103	1	102
0.41	Annual	3-Month STIBOR, (0.07%)	Quarterly	03/20/19	03/20/24	SEK	590	219	2	217
2.02	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	84	156	1	155
6-Month BBR	Semi-annual	2.00	Semi-annual	03/20/19	03/20/24	AUD	170	(214)	2	(216)
2.03	Semi-annual	6-Month SIBOR	Semi-annual	03/20/19	03/20/24	SGD	56	84	1	83
0.41	Annual	3-Month STIBOR, (0.07%)	Quarterly	03/20/19	03/20/24	SEK	710	278	2	276
3-Month LIBOR, 2.62%	Quarterly	2.49	Semi-annual	03/20/19	03/20/24	USD	90	(293)	2	(295)
0.14	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/20/19	03/20/24	EUR	30	57	1	56
6-Month BBR	Semi-annual	2.59	Semi-annual	03/20/19	03/20/24	AUD	65	1,189	1	1,188
6-Month BBR	Semi-annual	2.59	Semi-annual	03/20/19	03/20/24	AUD	35	645	—	645
3.06	Quarterly	3-Month HIBOR, 1.57%	Quarterly	03/20/19	03/20/24	HKD	360	(1,808)	1	(1,809)
3-Month JIBAR, 7.15%	Quarterly	7.77	Quarterly	09/18/19	09/18/24	ZAR	3,050	1,545	4	1,541
6-Month WIBOR, 1.69%	Semi-annual	2.08	Annual	09/18/19	09/18/24	PLN	440	(555)	2	(557)
3-Month LIBOR, 2.62%	Quarterly	3.16	Semi-annual	03/07/19	03/07/29	USD	540	20,992	1,096	19,896
3-Month LIBOR, 2.62%	Quarterly	3.15	Semi-annual	03/07/19	03/07/29	USD	265	10,112	275	9,837
6-Month EURIBOR, (0.23)%	Semi-annual	0.96	Annual	03/07/19	03/07/29	EUR	210	6,062	(63)	6,125
6-Month EURIBOR, (0.23)%	Semi-annual	0.94	Annual	03/07/19	03/07/29	EUR	210	5,514	119	5,395
6-Month EURIBOR, (0.23)%	Semi-annual	0.93	Annual	03/07/19	03/07/29	EUR	210	5,337	263	5,074
6-Month EURIBOR, (0.23)%	Semi-annual	0.92	Annual	03/07/19	03/07/29	EUR	1,340	32,193	15,241	16,952
3-Month LIBOR, 2.62%	Quarterly	2.96	Semi-annual	03/07/19	03/07/29	USD	1,280	27,613	75	27,538

11

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
1.39%	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/29	GBP	205	$2,808	$876	$1,932
3-Month LIBOR, 2.62%	Quarterly	2.95	Semi-annual	03/07/19	03/07/29	USD	3,190	65,995	552	65,443
3-Month LIBOR, 2.62%	Quarterly	2.95	Semi-annual	03/07/19	03/07/29	USD	437	8,949	1,050	7,899
1.50	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/29	GBP	223	67	(1,091)	1,158
6-Month EURIBOR, (0.23)%	Semi-annual	0.87	Annual	03/07/19	03/07/29	EUR	270	5,129	2,204	2,925
6-Month EURIBOR, (0.23)%	Semi-annual	0.85	Annual	03/07/19	03/07/29	EUR	326	5,224	2,281	2,943
1.44	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/29	GBP	590	4,397	(2,570)	6,967
6-Month EURIBOR, (0.23)%	Semi-annual	0.78	Annual	03/07/19	03/07/29	EUR	263	2,301	(817)	3,118
6-Month EURIBOR, (0.23)%	Semi-annual	0.83	Annual	03/07/19	03/07/29	EUR	260	3,617	(549)	4,166
6-Month EURIBOR, (0.23)%	Semi-annual	0.83	Annual	03/07/19	03/07/29	EUR	213	3,088	563	2,525
1.46	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/29	GBP	739	3,482	4,766	(1,284)
6-Month EURIBOR, (0.23)%	Semi-annual	0.82	Annual	03/07/19	03/07/29	EUR	630	8,136	(173)	8,309
6-Month EURIBOR, (0.23)%	Semi-annual	0.83	Annual	03/07/19	03/07/29	EUR	230	3,329	594	2,735
6-Month EURIBOR, (0.23)%	Semi-annual	0.79	Annual	03/07/19	03/07/29	EUR	210	2,084	1,206	878
6-Month EURIBOR, (0.23)%	Semi-annual	0.75	Annual	03/07/19	03/07/29	EUR	210	1,206	(26)	1,232
1.47	Semi-annual	6-Month GBP LIBOR, 0.99%	Semi-annual	03/07/19	03/07/29	GBP	170	683	(110)	793
3-Month LIBOR, 2.62%	Quarterly	2.76	Semi-annual	03/07/19	03/07/29	USD	453	1,900	2,631	(731)
6-Month EURIBOR, (0.23)%	Semi-annual	0.73	Annual	03/07/19	03/07/29	EUR	190	505	705	(200)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.45	Semi-annual	03/07/19	03/07/29	GBP	190	(1,062)	1,066	(2,128)
3-Month LIBOR, 2.62%	Quarterly	2.79	Semi-annual	03/07/19	03/07/29	USD	430	2,637	2,644	(7)
3-Month LIBOR, 2.62%	Quarterly	2.72	Semi-annual	03/07/19	03/07/29	USD	440	307	328	(21)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.46	Semi-annual	03/07/19	03/07/29	GBP	380	(1,872)	1,378	(3,250)

12

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month EURIBOR, (0.23)%	Semi-annual	0.72%	Annual	03/07/19	03/07/29	EUR	220	$471	$(20)	$491
2.72	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/29	USD	310	17	(175)	192
0.67	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	160	669	(134)	803
2.66	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/29	USD	250	1,238	467	771
0.64	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	330	2,549	1,518	1,031
0.66	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	440	2,270	908	1,362
2.68	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/29	USD	550	1,521	1,803	(282)
2.71	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/29	USD	1,020	648	2,042	(1,394)
6-Month EURIBOR, (0.23)%	Semi-annual	0.66	Annual	03/07/19	03/07/29	EUR	247	(1,243)	(33)	(1,210)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.36	Semi-annual	03/07/19	03/07/29	GBP	170	(2,892)	236	(3,128)
2.70	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/29	USD	520	946	(1,493)	2,439
0.66	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	220	1,135	(392)	1,527
0.67	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	220	898	(628)	1,526
6-Month GBP LIBOR, 0.99%	Semi-annual	1.40	Semi-annual	03/07/19	03/07/29	GBP	210	(2,491)	997	(3,488)
0.67	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	220	899	(317)	1,216
0.66	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/29	EUR	220	1,135	(81)	1,216
6-Month EURIBOR, (0.23)%	Semi-annual	1.02	Annual	03/07/19	03/07/29	EUR	230	8,174	763	7,411
3-Month LIBOR, 2.62%	Quarterly	3.15	Semi-annual	03/07/19	03/07/29	USD	255	9,723	(131)	9,854
3-Month LIBOR, 2.62%	Quarterly	3.21	Semi-annual	03/07/19	03/07/29	USD	420	18,361	1,168	17,193
3.23	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	113	(8,223)	(688)	(7,535)
1.49	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	80	(4,635)	135	(4,770)
1.48	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	80	(4,306)	(93)	(4,213)
1.47	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	80	(4,133)	(290)	(3,843)

13

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
1.45%	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	520	$(23,364)	$(4,112)	$(19,252)
3.05	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	690	(24,237)	79	(24,316)
3.01	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	100	(2,824)	(472)	(2,352)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.60	Semi-annual	03/07/19	03/07/49	GBP	3	(48)	48	(96)
1.40	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	25	(782)	(493)	(289)
6-Month GBP LIBOR, 0.99%	Semi-annual	1.59	Semi-annual	03/07/19	03/07/49	GBP	140	(2,493)	(2,396)	(97)
1.40	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	70	(2,036)	203	(2,239)
2.88	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	177	(110)	(1,563)	1,453
2.85	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	173	797	(549)	1,346
6-Month EURIBOR, (0.23)%	Semi-annual	1.24	Annual	03/07/19	03/07/49	EUR	100	(1,656)	238	(1,894)
6-Month EURIBOR, (0.23)%	Semi-annual	1.21	Annual	03/07/19	03/07/49	EUR	130	(3,387)	(1,604)	(1,783)
6-Month EURIBOR, (0.23)%	Semi-annual	1.23	Annual	03/07/19	03/07/49	EUR	80	(1,498)	(322)	(1,176)
3-Month LIBOR, 2.62%	Quarterly	2.84	Semi-annual	03/07/19	03/07/49	USD	220	(1,650)	(654)	(996)
6-Month EURIBOR, (0.23)%	Semi-annual	1.23	Annual	03/07/19	03/07/49	EUR	80	(1,563)	(542)	(1,021)
3-Month LIBOR, 2.62%	Quarterly	2.83	Semi-annual	03/07/19	03/07/49	USD	110	(1,146)	466	(1,612)
6-Month EURIBOR, (0.23)%	Semi-annual	1.25	Annual	03/07/19	03/07/49	EUR	85	(1,247)	435	(1,682)
6-Month EURIBOR, (0.23)%	Semi-annual	1.25	Annual	03/07/19	03/07/49	EUR	85	(1,246)	202	(1,448)
1.54	Annual	6-Month EURIBOR, (0.23)%	Semi-annual	03/07/19	03/07/49	EUR	90	(6,384)	(438)	(5,946)
3.26	Semi-annual	3-Month LIBOR, 2.62%	Quarterly	03/07/19	03/07/49	USD	190	(15,333)	(823)	(14,510)

								$28,490	$3,592	$24,898

(a)	Forward swap

14

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	Amount (000)		Value	(Received)	(Depreciation)
U.S CPI Urban Consumers NAS	At Termination	1.94%	Semi-Annual	02/07/24	USD	490	$102	$18	$84

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
1.98%	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	127,450	$(1,205)	$—	$(1,205)
2.03	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	86,652	(997)	—	(997)
2.03	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	43,133	(492)	—	(492)
2.05	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	110,915	(1,363)	—	(1,363)
2.13	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	121,710	(1,930)	—	(1,930)
2.14	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	121,710	(1,956)	—	(1,956)
2.15	Quarterly	3-Month KRW CDC,1.87%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	63,770	(1,052)	—	(1,052)

									$(8,995)	$—	$(8,995)

(a)	Forward swap

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

15

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments(a)
Corporate Bonds	$—	$13,771,176	$—	$13,771,176
U.S. Government Sponsored Agency Securities	—	8,303,527	—	8,303,527
U.S. Treasury Obligations	—	1,439,238	—	1,439,238
Short-Term Securities	2,285,793	—	—	2,285,793
Liabilities:
Investments:
TBA Sale Commitments		(42,021)		(42,021)

	$2,285,793	$23,471,920	$—	$25,757,713

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$9	$—	$9
Credit contracts	—	5,489	—	5,489
Interest rate contracts	18,282	300,973	—	319,255
Other contracts	—	84	—	84
Liabilities:
Forward foreign currency contracts	—	(355)	—	(355)
Interest rate contracts	(19,381)	(285,070)	—	(304,451)

	$(1,099)	$21,130	$—	$20,031

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2019, there were no transfers between levels.

16

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: April 22, 2019